Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value of Financial Instruments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Fair value of derivatives		294
Total at June 30, 2015	-	$294	-

Liabilities:

Contingent consideration in respect
of acquisition			$4,687
Fair value of loan		15,799
Total at June 30, 2015	-	$15,799	$4,687

Assets and liabilities measured at fair value at June 30, 2014 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$683	-	-
Available-for-sale securities:
Corporate debentures	8,263	-	-
US government or government
agencies' debentures	785	-	-
Fair value of derivatives		678	-

Total at June 30, 2014	$9,731	$678	-

Liabilities:

Contingent consideration in respect
of acquisition		-	$3,980
Fair value of currency
derivatives		415	-
Total at June 30, 2014		$415	$3,980